EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

NOTE 2. EARNINGS PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2009	2010	2011
Weighted average number of outstanding shares
Basic	54,524	55,834	54,268
Effect of dilutive securities
Employee share-based compensation	—	3,457	—

Diluted	54,524	59,291	54,268

Options to purchase 5,115 thousand and 1,432 thousand shares of common stock were not included in dilutive securities for the years ended December 31, 2009 and 2011, respectively, as the effect would be anti-dilutive.